Significant accounting policies, Revenue and Other Income Recognition, Property, Plant and Equipment and Trade and Other Payables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue and other income recognition [Abstract]
Bitcoin on hand	$ 0	$ 0
Maximum [Member]
Trade and other payables [Abstract]
Period of unsecured amount paid	30 days
Buildings [member]
Property, plant and equipment [Abstract]
Expected useful lives	20 years
Plant and Equipment [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Expected useful lives	3 years
Plant and Equipment [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Expected useful lives	7 years
Mining Hardware [Member]
Property, plant and equipment [Abstract]
Expected useful lives	4 years